Segmental Analysis - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue		£ 7,616.0	£ 7,492.7	£ 15,602.4
Headline operating profit	[1]	729.6	782.9	1,962.1
Ongoing restructuring [member]
Disclosure of geographical areas [line items]
Revenue		2,452.5	2,454.1	5,074.1
Revenue less pass-through costs		2,041.3	2,038.6	4,236.7
Headline operating profit		£ 283.5	£ 323.1	£ 747.8

[1]	A reconciliation from operating profit to headline operating profit is provided in note 22.